Form 13F

Form UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2004

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON APRIL 30, 2004 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND
 FOR WHICH THAT REQUEST IS NO LONGER NECESSARY.


Check here if Amendment ( X );  Amendment Number: 3
This Amendment (Check only one.): (   ) is a restatement
                                  ( X ) adds new holdings entries
Institutional Investment Manager Filing this Report:

Name:           CREDIT SUISSE FIRST BOSTON, INC.
Address:        11 MADISON AVENUE
                NEW YORK, NY 10010

Form 13F File Number:  28-2205

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schdeules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Michael Ludwig
Title:          Vice President
Phone:          212-538-3866


Signature, Place, and Date of Signing:

Michael Ludwig                New York, New York           October 29, 2004
 (Signature)                   (City, State)                  (Date)


Report Type (Check only one.):

( X ) 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

(   ) 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

(   ) 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

         Form 13F File Number    Name
1.       28-

         Form 13F File Number    Name
2.       28-2205                 CREDIT SUISSE FIRST BOSTON MANAGEMENT
                                 CORPORATION*

         Form 13F File Number    Name
3.       28-2205                 CREDIT SUISSE FIRST BOSTON LLC**

         Form 13F File Number    Name
4.       28-


* CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION is a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.
** CREDIT SUISSE FIRST BOSTON LLC is also a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              2

Form 13F Information Table Entry Total:          1
Form 13F Information Table Value Total:         $      163,320
                                                (thousands)

Information requested to be treated confidentially has been filed separately.


List of Other Included Managers:

Provided a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         Form 13F File Number    Name
1.       28-

         Form 13F File Number    Name
2.       28-2205                 CREDIT SUISSE FIRST BOSTON MANAGEMENT
                                 CORPORATION*

         Form 13F File Number    Name
3.       28-2205                 CREDIT SUISSE FIRST BOSTON LLC**

         Form 13F File Number    Name
4.       28-


* CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION is a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.
** CREDIT SUISSE FIRST BOSTON LLC is also a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.

                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (X$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Wireless Services INC.     COM              00209A106  163320 12000000 SH       DEFINED 03 	  12000000	0	   0